Document and Entity Information	Oct. 06, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	Fox Corp
Amendment Flag	false
Entity Central Index Key	0001754301
Document Type	8-K
Document Period End Date	Oct. 06, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-38776
Entity Tax Identification Number	83-1825597
Entity Address, Address Line One	1211 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	852-7000
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.01 per share
Trading Symbol	FOXA
Security Exchange Name	NASDAQ
Common Class B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class B Common Stock, par value $0.01 per share
Trading Symbol	FOX
Security Exchange Name	NASDAQ